ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details) $ in Millions	Dec. 31, 2021 USD ($)	Nov. 01, 2021 shares	Oct. 01, 2021 shares	Aug. 01, 2021 shares	Apr. 21, 2021	Dec. 31, 2020 USD ($)	Mar. 31, 2020 shares	Dec. 31, 2019 USD ($)
Organization And Description Of The Business [Line Items]
Class A shares received by Brookfield and its subsidiaries							13,700,000
Class A shares received by the partnership							32,600,000
Percentage of issued and outstanding exchangeable shares held by holders of units							70.40%
Percentage of issued and outstanding exchangeable shares held by Brookfield							29.60%
Percentage of voting interest in company							75.00%
Exchangeable shares issued as a result of special distribution		2,100,000	8,100,000	17,900,000			46,300,000
Conversion ratio					0.25
Financial liabilities | $	$ 1,510					$ 696
Exchange ratio					1		1
Reclassification, Adjustment
Organization And Description Of The Business [Line Items]
Financial liabilities | $						$ 400		$ 100
Limited Partners
Organization And Description Of The Business [Line Items]
Special distribution, limited partner units, share conversion							0.11111